Schedule of share capital (Details) (Parenthetical) - AUD ($)		1 Months Ended	12 Months Ended
		Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
[custom:NumberOfSharesIssuedAtTheMarketOffering]	[1]		245,010
Proceeds from issuing shares			$ 3,295,822	$ 9,979,861	$ 1,739,999
Sales Agreement [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfSharesIssuedAtTheMarketOffering]		245,010
Proceeds from issuing shares		$ 2,238,570

[1]	On 18 May 2023, the Company entered into an At The Market Offering Agreement (“Sales Agreement”) with H.C. Wainwright & Co., LLC, relating to the sale of our ordinary shares. In June 2023, the Company sold 245,010 ordinary shares for total gross proceeds of $2,238,570 under the Sales Agreement, pursuant to the prospectus dated 1 June 2023 forming a part of the registration statement on Form F-3 (File No. 333-272066), as amended, filed with the Securities and Exchange Commission which became effective on 1 June 2023.